Subsequent Events	3 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

11.	Subsequent Events
The Company has evaluated all subsequent events through the date these financial statements were issued and determined that there are no subsequent events to record and the following subsequent events to disclose:
a)	On July 6, 2012 the Company issued a total of 275,000 Units at $0.40 per Unit for $60,000 received as at June 30, 2012 and $50,000 received subsequently. Each $0.40 Unit consisted of one share and one three year share purchase warrant to acquire one common share at $0.60 per share expiring in 2015.
b)	On July 6, 2012 the Company issued a total of 40,000 shares of common stock pursuant to an Advisory Board Agreement. The fair valued of the shares issued totaled $23,600 which was to settle accrued amounts owing at June 30, 2012;
c)	The Company issued a total of 150,000 common shares, having a total fair value of $83,000, pursuant to two agreements for services. A total of $83,000 was charged to prepaid expenses;
d)	On July 17, 2012 the Company received $250,000 pursuant to a short-term bridge loan from an unrelated party. Terms of this loan has not been determined;
e)	In July, 2012 the Company received a further $300,000 pursuant to its $0.40 Unit offering. A total of 500,000 units were issued on July 25, 2012 and 250,000 units on August 13, 2012.